CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 587,119,126	$ 496,204,796
Restricted cash	250,097,761	145,729,818
Accounts receivable	8,528,170	3,076,118
Other receivables	10,591,113	27,413,310
Restricted deposit	11,514,048	0
Deposits for land use rights	297,388,837	44,546,973
Other deposits and prepayments	103,789,900	60,879,809
Advances to suppliers	15,316,645	11,028,071
Real estate property held for sale	5,524,041	11,191,200
Real estate property development completed	21,260,288	3,158,358
Real estate property under development	932,518,706	722,819,462
Amounts due from related party	820,089	0
Amounts due from employees	59,226	133,377
Other current assets	0	161,412
Total current assets	2,244,527,950	1,526,342,704
Real estate properties held for lease, net	60,410,181	23,203,826
Property and equipment, net	46,706,000	1,576,146
Restricted deposit	0	11,168,562
Other long-term investment	241,648	241,648
Investment in joint venture	5,945,471	0
Deferred tax assets	10,191,103	1,598,717
Deferred charges	9,048,940	104,196
Other assets	5,028,299	2,144,807
TOTAL ASSETS	2,382,099,592	1,566,380,606
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	194,403,214	241,894,286
Short-term bank loans and other debt	23,290,525	113,065,643
Customer deposits	75,285,403	50,200,608
Income tax payable	121,642,262	75,877,028
Deferred tax liabilities	78,957,834	13,612,069
Other payables and accrued liabilities	73,446,326	64,721,393
Payroll and welfare payable	19,637,838	9,662,545
Current portion of long-term bank loans and other debt	217,964,262	166,081,678
Current maturities of capital lease obligations	2,745,647	0
Total current liabilities	807,373,311	735,115,250
Long-term bank loans	32,803,556	35,000,000
Deferred tax liabilities	9,384,619	5,884,619
Unrecognized tax benefits	16,313,513	8,842,239
Other long-term debt	536,942,835	0
Capital lease obligations, net of current maturities	26,646,215	0
Total liabilities	1,429,464,049	784,842,108
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000; shares issued and outstanding-156,012,492 shares for 2013 (2012: 141,938,398 shares)	15,828	15,358
Treasury shares	(3,085,481)	(13,667,122)
Additional paid-in capital	534,936,597	511,964,127
Statutory reserves	68,547,200	49,622,317
Retained earnings	244,310,439	151,603,798
Accumulated other comprehensive income	107,910,960	82,000,020
Total Xinyuan Real Estate Co., Ltd shareholders' equity	952,635,543	781,538,498
Non-controlling interest	0	0
Total equity	952,635,543	781,538,498
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,382,099,592	$ 1,566,380,606